Description of the Plan - Additional Information (Details) - EBP 001 [Member]		12 Months Ended
		Dec. 31, 2025 USD ($) h yr	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
EBP, participant eligibility, participant age, threshold		18
EBP, participant eligibility, days of service, threshold		30 days
EBP, participant eligibility, hours of service, threshold | h		1,000
EBP, employer contribution, eligibility, years of service, threshold		1 year
EBP, participant contribution, pretax minimum annual compensation to total compensation percentage		1.00%
EBP, participant contribution, pretax, maximum annual compensation to total compensation, percentage		100.00%
EBP, catch-up contributions, participant age, threshold		50
EBP, death or disability, participant account, vesting percentage		100.00%
EBP, forfeited nonvested account | $		$ 355	$ 0
Notes Receivables from participant [Member]
EBP, Description of Plan [Line Items]
EBP, note receivable from participant, account, minimum borrowing, amount | $		$ 1,000
EBP, note receivable from participant account, maximum borrowing amount, description		lesser of $50,000 or 50% of their vested account balance
Until 2 percent [Member]
EBP, Description of Plan [Line Items]
EBP, employer contribution, matching percentage		100.00%
EBP, employer contribution, participant compensation matched, percentage		2.00%
2 - 4 percent [Member]
EBP, Description of Plan [Line Items]
EBP, employer contribution, matching percentage		50.00%
Minimum [Member]
EBP, Description of Plan [Line Items]
EBP, participant contribution, automatic, deferral rate		1.00%
EBP, asset held for investment, participant loan, interest rate	[1]	3.25%
Minimum [Member] | Notes Receivables from participant [Member]
EBP, Description of Plan [Line Items]
EBP, asset held for investment, participant loan, interest rate		3.25%
Minimum [Member] | Principal Residential Loan [Member] | Notes Receivables from participant [Member]
EBP, Description of Plan [Line Items]
EBP, participant loan period | yr		1
Minimum [Member] | 2 - 4 percent [Member]
EBP, Description of Plan [Line Items]
EBP, employer contribution, participant compensation matched, percentage		2.00%
Maximum [Member]
EBP, Description of Plan [Line Items]
EBP, participant contribution, automatic, deferral rate		6.00%
EBP, asset held for investment, participant loan, interest rate	[1]	8.50%
Maximum [Member] | Notes Receivables from participant [Member]
EBP, Description of Plan [Line Items]
EBP, asset held for investment, participant loan, interest rate		8.50%
Maximum [Member] | Principal Residential Loan [Member] | Notes Receivables from participant [Member]
EBP, Description of Plan [Line Items]
EBP, participant loan period | yr		5
Maximum [Member] | 2 - 4 percent [Member]
EBP, Description of Plan [Line Items]
EBP, employer contribution, participant compensation matched, percentage		4.00%

[1]	A party-in-interest as defined by ERISA